Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2018
Consolidation Scope
Schedule of the main Group consolidated entities

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Abu Dhabi Petroleum Company Limited	23.75%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Ichthys LNG PTY Limited	26.00%*	E	Australia	Australia
	Mabruk Oil Operations	49.02%		France	Libya
	Marathon Oil Libya Limited	100.00%		Cayman Islands	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	United Kingdom
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	19.40%	E	Russia	Russia
	Oman LNG, LLC	5.54%	E	Oman	Oman
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeño	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
	Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Tep Barnett Usa (75)	100.00%		United States	United States
	Tep Gom Moh. LLC	100.00%		United States	United States
	Tep Jack LLC	100.00%		United States	United States
	Tepkri Sarsang A/S	100.00%		Denmark	Iraq
	Terneftegaz JSC (a)	58.89%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Netherlands
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Ltda	100.00%		Brazil	Brazil
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Danmark Pipelines A/S	100.00%		Denmark	Denmark
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Chissonga Limited	100.00%		British Virgin Islands	Angola
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Algérie	100.00%		France	Algeria
	Total E&P Algerie Berkine A/S	100.00%		Denmark	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06 Limited	100.00%		Bermuda	Angola
	Total E&P Angola Block 16 A/S	100.00%		Denmark	Angola
	Total E&P Angola Block 16 Holding A/S	100.00%		Denmark	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Angola Block 48 B.V.	100.00%		Netherlands	Angola
	Total E&P Angola Chissonga Holdings Limited	100.00%		British Virgin Islands	Angola
	Total E&P Aruba B.V.	100.00%		Netherlands	Aruba
	Total E&P Asia Pacific Pte. Limited	100.00%		Singapore	Singapore
	Total E&P Australia	100.00%		France	Australia
	Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
	Total E&P Australia II	100.00%		France	Australia
	Total E&P Australia III	100.00%		France	Australia
	Total E&P Azerbaijan B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Bolivie	100.00%		France	Bolivia
	Total E&P Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Bulgaria B.V.	100.00%		Netherlands	Bulgaria
	Total E&P Cambodge	100.00%		France	Cambodia
	Total E&P Canada Limited	100.00%		Canada	Canada
	Total E&P Chine	100.00%		France	China
	Total E&P Chorey, LLC	100.00%		United States	United States
	Total E&P Colombie	100.00%		France	Colombia
	Total E&P Congo	85.00%		Republic of the Congo	Republic of the Congo
	Total E&P Côte d'Ivoire	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 514	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 515	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 516	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI-605 B.V.	100.00%		Netherlands	Côte d'Ivoire
	Total E&P Cyprus B.V.	100.00%		Netherlands	Cyprus
	Total E&P Danmark A/S - CPH	100.00%		Denmark	Denmark
	Total E&P Danmark A/S -EBJ	100.00%		Denmark	Denmark
	Total E&P Deep Offshore Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Do Brasil Ltda	100.00%		Brazil	Brazil
	Total E&P Dolphin Upstream	100.00%		France	France
	Total E&P Dunga GmbH	100.00%		Germany	Kazakhstan
	Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
	Total E&P Égypte	100.00%		France	Egypt
	Total E&P Energia Ltda	100.00%		Brazil	Brazil
	Total E&P Europe and Central Asia Limited	100.00%		United Kingdom	United Kingdom
	Total E&P France	100.00%		France	France
	Total E&P Golfe Limited	100.00%		France	Qatar
	Total E&P Greece Bv	100.00%		Netherlands	Greece
	Total E&P Guyana B.V.	100.00%		Netherlands	Guyana
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Holding Ichthys	100.00%		France	France
	Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
	Total E&P Holdings Russia	100.00%		France	France
	Total E&P Holdings UAE B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
	Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonésie	100.00%		France	Indonesia
	Total E&P International K1 Limited	100.00%		United Kingdom	Kenya
	Total E&P International K2 Limited	100.00%		United Kingdom	Kenya
	Total E&P International K3 Limited	100.00%		United Kingdom	Kenya
	Total E&P International Limited	100.00%		United Kingdom	Kenya
	Total E&P Iraq	100.00%		France	Iraq
	Total E&P Ireland B.V.	100.00%		Netherlands	Ireland
	Total E&P Italia	100.00%		Italy	Italy
	Total E&P Kazakhstan	100.00%		France	Kazakhstan
	Total E&P Kenya B.V.	100.00%		Netherlands	Kenya
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P Liban S.A.L.	100.00%		Lebanon	Lebanon
	Total E&P Libye	100.00%		France	Libya
	Total E&P Lower Zakum B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Malaysia	100.00%		France	Malaysia
	Total E&P Mauritania Block C18 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Block C9 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Blocks DW B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritanie	100.00%		France	Mauritania
	Total E&P Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total E&P Mozambique B.V.	100.00%		Netherlands	Mozambique
	Total E&P Myanmar	100.00%		France	Myanmar
	Total E&P Namibia B.V.	100.00%		Netherlands	Namibia
	Total E&P Nederland B.V.	100.00%		Netherlands	Netherlands
	Total E&P New Ventures Inc.	100.00%		United States	United States
	Total E&P Nigeria Deepwater A Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater B Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater C Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater D Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater E Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater F Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater G Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater H Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria S.A.S.	100.00%		France	France
	Total E&P Norge AS	100.00%		Norway	Norway
	Total E&P North Sea UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Oman	100.00%		France	Oman
	Total E&P Participations Petrolieres Congo	100.00%		Republic of the Congo	Republic of the Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
	Total E&P Poland B.V.	100.00%		Netherlands	Poland
	Total E&P Qatar	100.00%		France	Qatar
	Total E&P RDC	100.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total E&P Research & Technology USA LLC	100.00%		United States	United States
	Total E&P Russie	100.00%		France	Russia
	Total E&P Sebuku	100.00%		France	Indonesia
	Total E&P Senegal	100.00%		France	Senegal
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Africa B.V.	100.00%		Netherlands	South Africa
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	Republic of South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total E&P Thailand	100.00%		France	Thailand
	Total E&P Three PL B.V.	100.00%		Netherlands	Brazil
	Total E&P Timan-Pechora LLC	100.00%		Russia	Russia
	Total E&P UAE Unconventional Gas B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uganda B.V.	100.00%		Netherlands	Uganda
	Total E&P UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Umm Shaif Nasr B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Uruguay B.V.	100.00%		Netherlands	Uruguay
	Total E&P Uruguay Onshore B.V.	100.00%		Netherlands	Uruguay
	Total E&P USA Inc.	100.00%		United States	United States
	Total E&P USA Oil Shale, LLC	100.00%		United States	United States
	Total E&P Well Response	100.00%		France	France
	Total E&P Yamal	100.00%		France	France
	Total E&P Yemen	100.00%		France	Yemen
	Total E&P Yemen Block 3 B.V.	100.00%		Netherlands	Yemen
	Total East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	Total Energy (Meuk) Limited	100.00%		United Kingdom	United Kingdom
	Total Exploration M'Bridge	100.00%		Netherlands	Angola
	Total Facilities Management B.V.	100.00%		Netherlands	Netherlands
	Total Gabon	58.28%		Gabon	Gabon
	Total Gass Handel Norge AS	100.00%		Norway	Norway
	Total Gastransport Nederland B.V.	100.00%		Netherlands	Netherlands
	Total GLNG Australia	100.00%		France	Australia
	Total GLNG Australia Holdings	100.00%		France	Australia
	Total Holding Dolphin Amont	100.00%		France	France
	Total Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holdings Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Iran B.V.	100.00%		Netherlands	Iran
	Total LNG Angola	100.00%		France	France
	Total LNG Supply Services USA Inc.	100.00%		United States	United States
	Total Oil and Gas South America	100.00%		France	France
	Total Oil and Gas Venezuela B.V.	100.00%		Netherlands	Venezuela
	Total Oil Gb Limited	100.00%		United Kingdom	United Kingdom
	Total Oil UK Limited	100.00%		United Kingdom	United Kingdom
	Total Pars LNG	100.00%		France	Iran
	Total Petroleum Angola	100.00%		France	Angola
	Total Profils Pétroliers	100.00%		France	France
	Total Qatar	100.00%		France	Qatar
	Total South Pars	100.00%		France	Iran
	Total Tengah	100.00%		France	Indonesia
	Total Termokarstovoye B.V.	100.00%		Netherlands	Russia
	Total UAE SERVICES	100.00%		France	United Arab Emirates
	Total Upstream Danmark A/S	100.00%		Denmark	Denmark
	Total Upstream Nigeria Limited	100.00%		Nigeria	Nigeria
	Total Upstream UK Limited	100.00%		United Kingdom	United Kingdom
	Total Venezuela	100.00%		France	France
	Total Yemen LNG Company Limited	100.00%		Bermuda	Bermuda
	Unitah Colorado Resources II, LLC	100.00%		United States	United States
	Yamal LNG (b)	29.73%	E	Russia	Russia
	Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
	Ypergas S.A.	37.33%		Venezuela	Venezuela

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Gas, Renewables & Power
	3Cb S.A.S.	100.00%		France	France
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Aerowatt Energies	61.99%	E	France	France
	Aerowatt Energies 2	48.64%	E	France	France
	Alcad AB	100.00%		Sweden	Sweden
	Altinergie	51.00%	E	France	France
	Aton Solar Program, LLC	55.66%		United States	United States
	Badenhorst PV 2 Hold Company LLC	55.66%		United States	United States
	Bertophase (PTY) Limited	55.66%		South Africa	South Africa
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	BNB Bloomfield Solar, LLC	55.66%		United States	United States
	Borrowed Sunshine Parent, LLC	55.66%		United States	United States
	Borrowed Sunshine, LLC	55.66%		United States	United States
	Boulder Solar III, LLC	55.66%		United States	United States
	Boulder Solar IV, LLC	55.66%		United States	United States
	Boulder Solar Power, LLC	55.66%		United States	United States
	BSP Class B Member HoldCo, LLC	55.66%		United States	United States
	BSP Class B Member, LLC	55.66%		United States	United States
	BSP Holding Company, LLC	55.66%		United States	United States
	BSP II Parent, LLC	55.66%		United States	United States
	Buffalo North Star Solar, LLC	55.66%		United States	United States
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Ce De La Vallee Gentillesse	70.00%		France	France
	Ce Les Ailes De Taillard	47.69%	E	France	France
	Ce Varades	51.00%		France	France
	Centrale Eolienne De Couloumi	51.00%		France	France
	Centrale Eolienne De Coume	100.00%		France	France
	Centrale Eolienne De Dainville	100.00%		France	France
	Centrale Eolienne De Goulien	100.00%		France	France
	Centrale Eolienne De L'Olivier	51.00%		France	France
	Centrale Eolienne Des Malandaux	51.00%		France	France
	Centrale Eolienne Du Plan Du Pal	51.00%		France	France
	Centrale Eolienne La Croix De Cuitot	51.00%		France	France
	Centrale Eolienne Les Champs Parents	51.00%		France	France
	Centrale Photovoltaique De La Croix	100.00%		France	France
	Centrale Photovoltaique De Merle Sud	40.00%	E	France	France
	Centrale Photovoltaique Du Seneguier	100.00%		France	France
	Centrale Photovoltaique Le Barou	100.00%		France	France
	Centrale Solaire 2	55.66%		France	United States
	Centrale Solaire Centre Ouest 2	100.00%		France	France
	Centrale Solaire Couloumine	100.00%		France	France
	Centrale Solaire De Cazedarnes	50.00%	E	France	France
	Centrale Solaire Du Centre Ouest	100.00%		France	France
	Centrale Solaire Du Pla De La Roque	100.00%		France	France
	Centrale Solaire Heliovale	59.00%	E	France	France
	Centrale Solaire Manosque Ombriere	100.00%		France	France
	Ch Arvan	100.00%		France	France
	Ch Barbaira	100.00%		France	France
	Ch Bonnant	100.00%		France	France
	Ch Hydrotinee	47.69%	E	France	France
	Ch La Buissiere	100.00%		France	France
	Ch Previnquieres	100.00%		France	France
	Ch. Alas	100.00%		France	France
	Co Biogaz	26.00%	E	France	France
	Cogenra Solar, Inc.	55.66%		United States	United States
	Colón LNG Marketing S. de R. L.	50.00%	E	Panama	Panama
	Côte d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
	CS Autoprod	100.00%		France	France
	CS Betheniville	51.00%	E	France	France
	CS Briffaut	100.00%		France	France
	CS Cazedarnes	47.69%	E	France	France
	CS Chemin De Melette	100.00%		France	France
	CS Dom	100.00%		France	France
	CS Du Lavoir	85.71%		France	France
	CS Estarac	33.38%	E	France	France
	CS Felix	100.00%		France	France
	CS Forum Laudun	100.00%		France	France
	CS Fremy	100.00%		France	France
	CS Gardanne	100.00%		France	France
	CS Gigognan	51.00%	E	France	France
	CS Heliovale	48.64%	E	France	France
	CS Le Castellet	100.00%		France	France
	CS Le Cres	51.00%	E	France	France
	CS Les Aspres	100.00%		France	France
	CS Les Cordeliers	75.00%		France	France
	CS Les Cordeliers 2	100.00%		France	France
	CS Les Galliennes	100.00%		France	France
	CS Les Melettes	100.00%		France	France
	CS Lodes	100.00%		France	France
	CS Mazeran Lr	100.00%		France	France
	CS Mazeran Paca	100.00%		France	France
	CS Olinoca	9.54%	E	France	France
	CS Ombrieres Cap Agathois	75.00%		France	France
	CS Pezenas	100.00%		France	France
	CS Piennes	100.00%		France	France
	CS Plateau De Pouls	76.12%		France	France
	CS Quadrao	100.00%		France	France
	CS Sableyes	51.00%	E	France	France
	CS Supdevenergie	100.00%		France	France
	CS Valorbi	100.00%		France	France
	CS Viguier	100.00%		France	France
	CS Zabo	100.00%		France	France
	CS Zabo 2	100.00%		France	France
	CSMED	100.00%		France	France
	DeAar PV Hold Company LLC	55.66%		United States	United States
	Desert Equinox, LLC	55.66%	E	United States	United States
	Direct Energie Belgium	100.00%		Belgium	Belgium
	Direct Energie Concessions	100.00%		France	France
	Direct Energie Génération	100.00%		France	France
	Direct Energie S.A.	100.00%		France	France
	Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited	55.66%	E	China	United States
	Dragonfly Systems, Inc.	55.66%		United States	United States
	Eau Chaude Réunion (ECR)	50.00%	E	France	France
	Electricite Solaire De Molleges	100.00%		France	France
	Eole Balaze 2	65.00%	E	France	France
	Eole Balaze S.A.R.L.	66.00%	E	France	France
	Eole Boin	100.00%		France	France
	Eole Broceliande	51.00%		France	France
	Eole Champagne Conlinoise	100.00%		France	France
	Eole Cote Du Moulin	100.00%		France	France
	Eole Desirade 4	66.00%	E	France	France
	Eole Du Bocage	51.00%		France	France
	Eole Fonds Caraibes	100.00%		France	France
	Eole Grand Maison	100.00%		France	France
	Eole La Montagne	100.00%		France	France
	Eole La Motelle	66.00%	E	France	France
	Eole La Perriere S.A.R.L.	100.00%		France	France
	Eole Les Buissons	100.00%		France	France
	Eole Les Patoures	51.00%		France	France
	Eole Maxent	66.00%	E	France	France
	Eole Morne Carriere	100.00%		France	France
	Eole Morne Constant	100.00%		France	France
	Eole Moulin Tizon	100.00%		France	France
	Eole Petit Fougeray	51.00%		France	France
	Eole Petite Place	53.00%	E	France	France
	Eole Pierrefitte Es Bois	100.00%		France	France
	Eole Saint-Jean Lachalm	100.00%		France	France
	Eole Sorbon S.A.R.L.	100.00%		France	France
	Eole Yate	100.00%		France	France
	Eoliennes Arques 1	100.00%		France	France
	Eoliennes Arques 2	100.00%		France	France
	Eoliennes Arques 3	100.00%		France	France
	Eoliennes De La Chaussee Brunehaut	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 1	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 2	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 3	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 4	51.00%		France	France
	Eoliennes De La Chaussee Brunehaut 5	51.00%		France	France
	Eoliennes De L'Ourcq Et Du Clignon	51.00%		France	France
	Eoliennes Du Champ Chardon	100.00%		France	France
	Eoloue	17.00%	E	France	France
	Fassett-Walker Ii, LLC	55.66%		United States	United States
	Fassett-Walker Ph1, LLC	55.66%		United States	United States
	Fassett-Walker, LLC	55.66%		United States	United States
	Fast Jung KB	100.00%		Sweden	Sweden
	Finansol 1	100.00%		France	France
	Finansol 2	100.00%		France	France
	Finansol 3	100.00%		France	France
	Fosmax LNG	27.50%	E	France	France
	Frieman & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	GFS I Class B Member, LLC	55.66%		United States	United States
	Gfs I Holding Company, LLC	55.66%		United States	United States
	Giovanni Holdings, LLC	55.66%		United States	United States
	Glaciere De Palisse	100.00%		France	France
	Global Energy Armateur SNC	100.00%		France	France
	Global LNG Armateur S.A.S.	100.00%		France	France
	Global LNG Cameron France S.A.S.	100.00%		France	France
	Global LNG Downstream S.A.S.	100.00%		France	France
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Global LNG Supply S.A.	100.00%		Luxembourg	Luxembourg
	Global LNG UK Limited	100.00%		United Kingdom	United Kingdom
	Golden Fields Solar I, LLC	55.66%		United States	United States
	Goodfellow Solar I, LLC	55.66%		United States	United States
	Greenbotics, Inc.	55.66%		United States	United States
	Greenflex S.A.S.	100.00%		France	France
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Hambrégie	100.00%		France	France
	Hazira LNG Private Limited	26.00%	E	India	India
	Hazira Port Private Limited	26.00%	E	India	India
	Helio 100 Kw	100.00%		France	France
	Helio 21	100.00%		France	France
	Helio 974 Toitures	100.00%		France	France
	Helio Bakia	100.00%		France	France
	Helio Beziers	65.00%	E	France	France
	Helio Boulouparis	100.00%		France	France
	Helio Boulouparis 2	100.00%		France	France
	Helio Florensac	65.00%	E	France	France
	Helio Fonds Caraibes	100.00%		France	France
	Helio La Perriere	66.00%	E	France	France
	Helio Logistique	65.00%	E	France	France
	Helio L'R	100.00%		France	France
	Helio Orange	65.00%	E	France	France
	Helio Piin Patch	100.00%		France	France
	Helio Popidery	100.00%		France	France
	Helio Reunion	100.00%		France	France
	Helio Tamoa	100.00%		France	France
	Helio Temala	100.00%		France	France
	Helios Beau Champ Limited	48.64%	E	Mauritius	Mauritius
	Helios II Residential Solar Fund, LLC	55.66%	E	United States	United States
	Helios Residential Solar Fund, LLC	55.66%		United States	United States
	Helix Project III, LLC	55.66%		United States	United States
	Helix Project Iv, LLC	55.66%		United States	United States
	Helix Project V, LLC	55.66%		United States	United States
	Heracles Solar PH1, LLC	55.66%		United States	United States
	Heracles Solar, LLC	55.66%		United States	United States
	High Plains Ranch I, LLC	55.66%		United States	United States
	Holding Eole 2018	100.00%		France	France
	Holding Otev	100.00%		France	France
	Holding Pdr	100.00%		France	France
	Huaxia CPV (Inner Mongolia) Power Corporation, Limited	13.91%	E	China	China
	Hydro Tinee	50.00%	E	France	France
	Hydro-M Ingenierie Des Energies Renouvelables	100.00%		France	France
	Hydromons	100.00%		France	France
	Infigen Energy US Development Corporation	55.66%		France	United States
	Institut Photovoltaïque D'Ile De France (IPVF)	43.00%		France	France
	Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
	JBAB Solar, LLC	55.66%		United States	United States
	JDA Overseas Holdings, LLC	55.66%		United States	United States
	Jmb Hydro S.A.R.L.	100.00%		France	France
	Jmb Solar	100.00%		France	France
	Jmb Solar Nogara	100.00%		France	France
	Jmcp	50.05%		France	France
	K2015014806 (South Africa) (PTY) Limited	55.66%		South Africa	United States
	K2015014875 (South Africa) (PTY) Limited	55.66%		South Africa	South Africa
	K2015070451 (South Africa) (PTY) Limited	55.66%		South Africa	South Africa
	K2015263261 (South Africa) (PTY) Limited	55.66%		South Africa	United States
	Kern High School District Solar, LLC	55.66%		United States	United States
	Klipgats 7 Hold Company LLC	55.66%		United States	United States
	Klipgats PV 3 Hold Company LLC	55.66%		United States	United States
	Kozani Energy Anonymi Energeiaki Etaireia (distinctive title Kozani Energy S.A.)	55.66%		Greece	Greece
	Kozani Energy Malta Limited	55.66%		Malta	Malta
	LA Basin Solar I, LLC	55.66%		United States	United States
	LA Basin Solar II, LLC	55.66%		United States	United States
	LA Basin Solar III, LLC	55.66%		United States	United States
	La Compagnie Electrique De Bretagne	60.00%	E	France	France
	La Metairie Neuve	23.84%	E	France	France
	Lampiris S.A.	100.00%		Belgium	Belgium
	Lemoore Stratford Land Holdings IV, LLC	55.66%		United States	United States
	Les Eoliennes De Conquereuil	100.00%		France	France
	Les Moulins A Vent De Kermadeen	51.00%		France	France
	Les Vents De Ranes	100.00%		France	France
	Libcom	100.00%		France	France
	Libwatt	100.00%		France	France
	Lucerne Valley Solar I, LLC	55.66%		United States	United States
	Luis Solar, LLC	55.66%		United States	United States
	Lux II Residential Solar Fund, LLC	55.66%	E	United States	United States
	Lux Residential Solar Fund, LLC	55.66%		United States	United States
	Marcinelle Energie	100.00%		Belgium	Belgium
	Margeriaz Energie	100.00%		France	France
	Marysville Unified School District Solar, LLC	55.66%		United States	United States
	Messigaz SNC	100.00%		France	France
	Methanergy	100.00%		France	France
	Minneola Solar I, LLC	55.66%		United States	United States
	Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
	Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
	Mojave Solar Investment, LLC	55.66%		United States	United States
	Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
	Napa Sanitation District Solar, LLC	55.66%		United States	United States
	Nelle Centr.Eolienne_Lastours	47.69%	E	France	France
	NorthStar Energy Management, LLC	55.66%		United States	United States
	Northstar Santa Clara County 2016, LLC	55.66%		United States	United States
	Nouvelle Entreprise D'Energie Solaire	51.00%	E	France	France
	Nyk Armateur S.A.S.	50.00%	E	France	France
	Ombrieres Te Vendres	100.00%		France	France
	Oro Fields Solar, LLC	55.66%		United States	United States
	Parc Des Hauts Vents	66.00%	E	France	France
	Parc Eolien De Cassini	47.69%	E	France	France
	Parc Eolien De Nesle La Reposte	100.00%		France	France
	Parc Eolien Nordex III	47.69%	E	France	France
	Parc Eolien Nordex XXIX	47.69%	E	France	France
	Parc Eolien Nordex XXX	47.69%	E	France	France
	Parc Solaire De Servian	100.00%		France	France
	Partrederiet Bw Gas Global LNG	49.00%	E	Norway	Norway
	Perpetual Sunhine Solar Program I, LLC	55.66%		United States	United States
	Perpetual Sunshine I, LLC	55.66%		United States	United States
	PGC Plano I, LLC	55.66%		United States	United States
	Phantom Field Resources, LLC	55.66%		United States	United States
	Photon Residential Solar Fund, LLC	55.66%	E	United States	United States
	Photovoltaic Park Malta Limited	55.66%		Malta	Malta
	Photovoltaica Parka Veroia Anonymi Etaireia	55.66%		Greece	Greece
	Pont-Sur-Sambre Power S.A.S.	100.00%		France	France
	Pos	100.00%		France	France
	Pos Production Ii	60.00%		France	France
	Pos Production Iii	70.00%		France	France
	Pos Production Iv	70.00%		France	France
	Pos Production V	70.00%		France	France
	Proteus Solar, S.A. De C.V.	55.66%		Mexico	Mexico
	PV Salvador SPA	20.00%	E	Chile	Chile
	Quadran Caraibes	100.00%		France	France
	Quadran Holding Daac	100.00%		France	France
	Quadran Holding Nc	100.00%		France	France
	Quadran Nogara	100.00%		France	France
	Quadran Pacific	100.00%		France	France
	Quadran S.A.S.	100.00%		France	France
	Quadrelio	100.00%		France	France
	Quadrica	51.00%		France	France
	Redstone Solar I, LLC	55.66%		United States	United States
	Roquefort Solar	51.00%	E	France	France
	Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
	Saft AB	100.00%		Sweden	Sweden
	Saft Acquisition S.A.S.	100.00%		France	France
	Saft America Inc.	100.00%		United States	United States
	Saft AS	100.00%		Norway	Norway
	Saft Australia PTY Limited	100.00%		Australia	Australia
	Saft Batterias SL	100.00%		Spain	Spain
	Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
	Saft Batterien GmbH	100.00%		Germany	Germany
	Saft Batteries Pte Limited	100.00%		Singapore	Singapore
	Saft Batteries PTY Limited	100.00%		Australia	Australia
	Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
	Saft Do Brasil Ltda	100.00%		Brazil	Brazil
	Saft Ferak AS	100.00%		Czech Republic	Czech Republic
	Saft Finance S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Saft Groupe S.A.	100.00%		France	France
	Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
	Saft India Private Limited	100.00%		India	India
	Saft Japan KK	100.00%		Japan	Japan
	Saft Limited	100.00%		United Kingdom	United Kingdom
	Saft LLC	100.00%		Russia	Russia
	Saft Nife ME Limited	100.00%		Cyprus	Cyprus
	Saft S.A.S.	100.00%		France	France
	Saft Sweden AB	100.00%		Sweden	Sweden
	Sem La Champenoise	15.26%	E	France	France
	Semper	34.26%	E	France	France
	SGS Antelope Valley Development, LLC	55.66%		United States	United States
	Sgula (East) Green Energies Limited	55.66%		Israel	United States
	Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
	Smalt Energie	100.00%		France	France
	Société d'exploitation de centrales photovoltaïques 1	27.88%		France	France
	Solaire Generation, LLC	55.66%		United States	United States
	Solaire Grand Sud	100.00%		France	France
	Solaire Libron	100.00%		France	France
	Solaire Villon	51.00%	E	France	France
	Solar Carport NJ, LLC	55.66%		United States	United States
	Solar Energies	61.99%	E	France	France
	Solar Greenhouse I, LLC	55.66%		United States	United States
	Solar Mimizan	100.00%		France	France
	Solar Star 1969, LLC	55.66%		United States	United States
	Solar Star Always Low Prices Ct, LLC	55.66%		United States	United States
	Solar Star Always Low Prices Hi, LLC	55.66%		United States	United States
	Solar Star Always Low Prices Il, LLC	55.66%		United States	United States
	Solar Star Always Low Prices Ma, LLC	55.66%		United States	United States
	Solar Star Arizona HMR-I, LLC	55.66%		United States	United States
	Solar Star Arizona I, LLC	55.66%		United States	United States
	Solar Star Arizona II, LLC	55.66%		United States	United States
	Solar Star Arizona III, LLC	55.66%		United States	United States
	Solar Star Arizona IV, LLC	55.66%		United States	United States
	Solar Star Arizona V, LLC	55.66%		United States	United States
	Solar Star Arizona VI, LLC	55.66%		United States	United States
	Solar Star Arizona VII, LLC	55.66%		United States	United States
	Solar Star Arizona XIII, LLC	55.66%		United States	United States
	Solar Star Bay City 2, LLC	55.66%		United States	United States
	Solar Star Bay City I, LLC	55.66%		United States	United States
	Solar Star California I, LLC	55.66%		United States	United States
	Solar Star California IV, LLC	55.66%		United States	United States
	Solar Star California L (2), LLC	55.66%		United States	United States
	Solar Star California L (3), LLC	55.66%		United States	United States
	Solar Star California L, LLC	55.66%		United States	United States
	Solar Star California LX, LLC	55.66%		United States	United States
	Solar Star California LXII, LLC	55.66%		United States	United States
	Solar Star California LXIII, LLC	55.66%		United States	United States
	Solar Star California LXIV, LLC	55.66%		United States	United States
	Solar Star California LXV, LLC	55.66%		United States	United States
	Solar Star California LXVI, LLC	55.66%		United States	United States
	Solar Star California LXXV, LLC	55.66%		United States	United States
	Solar Star California LXXVI, LLC	55.66%		United States	United States
	Solar Star California LXXVII, LLC	55.66%		United States	United States
	Solar Star California LXXVIII, Llc	55.66%		United States	United States
	Solar Star California VII, LLC	55.66%		United States	United States
	Solar Star California XII, LLC	55.66%		United States	United States
	Solar Star California XL, LLC	55.66%		United States	United States
	Solar Star California XLI Parent, LLC	55.66%		United States	United States
	Solar Star California XLI, LLC	55.66%		United States	United States
	Solar Star California XLII, LLC	55.66%		United States	United States
	Solar Star California XLIII, LLC	55.66%		United States	United States
	Solar Star California XLIV, LLC	55.66%		United States	United States
	Solar Star California XLV, LLC	55.66%		United States	United States
	Solar Star California XLVI, LLC	55.66%		United States	United States
	Solar Star California XLVII, LLC	55.66%		United States	United States
	Solar Star California XLVIII, LLC	55.66%		United States	United States
	Solar Star California XV Parent, LLC	55.66%		United States	United States
	Solar Star California XV, LLC	55.66%		United States	United States
	Solar Star California XVI, LLC	55.66%		United States	United States
	Solar Star California XVII, LLC	55.66%		United States	United States
	Solar Star California XVIII, LLC	55.66%		United States	United States
	Solar Star California XXI, LLC	55.66%		United States	United States
	Solar Star California XXII, LLC	55.66%		United States	United States
	Solar Star California XXIII, LLC	55.66%		United States	United States
	Solar Star California XXIV, LLC	55.66%		United States	United States
	Solar Star California XXIX, LLC	55.66%		United States	United States
	Solar Star California XXV, LLC	55.66%		United States	United States
	Solar Star California XXVI, LLC	55.66%		United States	United States
	Solar Star California XXVII, LLC	55.66%		United States	United States
	Solar Star California XXVIII, LLC	55.66%		United States	United States
	Solar Star California XXXIV, LLC	55.66%		United States	United States
	Solar Star California XXXIX, LLC	55.66%		United States	United States
	Solar Star California XXXV, LLC	55.66%		United States	United States
	Solar Star California XXXVI, LLC	55.66%		United States	United States
	Solar Star California XXXVII, LLC	55.66%		United States	United States
	Solar Star California XXXVIII, LLC	55.66%		United States	United States
	Solar Star Colorado II, LLC	55.66%		United States	United States
	Solar Star Connecticut I, LLC	55.66%		United States	United States
	Solar Star Grossmont St Cr, LLC	55.66%		United States	United States
	Solar Star Hawaii I, LLC	55.66%		United States	United States
	Solar Star Hawaii IV, LLC	55.66%		United States	United States
	Solar Star HD Connecticut, LLC	55.66%		United States	United States
	Solar Star HD Illinois, LLC	55.66%		United States	United States
	Solar Star HD Maryland, LLC	55.66%		United States	United States
	Solar Star HD New Jersey, LLC	55.66%		United States	United States
	Solar Star HD New York, LLC	55.66%		United States	United States
	Solar Star Healthy 1, LLC	55.66%		United States	United States
	Solar Star HI Air, LLC	55.66%		United States	United States
	Solar Star Illinois I, LLC	55.66%		United States	United States
	Solar Star Irwd Baker, LLC	55.66%		United States	United States
	Solar Star Khsd, LLC	55.66%		United States	United States
	Solar Star La County I, LLC	55.66%		United States	United States
	Solar Star Lost Hills, LLC	55.66%		United States	United States
	Solar Star Massachusetts II, LLC	55.66%		United States	United States
	Solar Star Massachusetts III, LLC	55.66%		United States	United States
	Solar Star Maxx 1, LLC	55.66%		United States	United States
	Solar Star New Jersey IV, LLC	55.66%		United States	United States
	Solar Star New York I, LLC	55.66%		United States	United States
	Solar Star Northwestern University, LLC	55.66%		United States	United States
	Solar Star NVUSD II, LLC	55.66%		United States	United States
	Solar Star Oceanside, LLC	55.66%		United States	United States
	Solar Star Oregon I, LLC	55.66%		United States	United States
	Solar Star Oregon II Parent, LLC	55.66%		United States	United States
	Solar Star Palo Alto I, LLC	55.66%		United States	United States
	Solar Star Plano I, LLC	55.66%		United States	United States
	Solar Star Rancho CWD I, LLC	55.66%		United States	United States
	Solar Star Rpuwd, LLC	55.66%		United States	United States
	Solar Star Santa Barbara 3, LLC	55.66%		United States	United States
	Solar Star Santa Cruz, LLC	55.66%		United States	United States
	Solar Star SH MA, LLC	55.66%		United States	United States
	Solar Star Texas II, LLC	55.66%		United States	United States
	Solar Star Texas IV, LLC	55.66%		United States	United States
	Solar Star Urbana Landfill Central, LLC	55.66%		United States	United States
	Solar Star Urbana Landfill East, LLC	55.66%		United States	United States
	Solar Star Wfm 1, LLC	55.66%		United States	United States
	Solar Star Wfm 2, LLC	55.66%		United States	United States
	Solar Star Woodlands St Cr, LLC	55.66%		United States	United States
	Solar Star YC, LLC	55.66%		United States	United States
	Solar University, LLC	55.66%		United States	United States
	SolarBridge Technologies Inc.	55.66%		United States	United States
	Solarstar Billerica I, LLC	55.66%		United States	United States
	Solarstar Ma I, LLC	55.66%		United States	United States
	Solarstar Prime I, LLC	55.66%		United States	United States
	SolarStorage Fund A, LLC	55.66%		United States	United States
	SolarStorage Fund B, LLC	55.66%		United States	United States
	SolarStorage Fund C, LLC	55.66%		United States	United States
	Sophye Lacmort	50.00%	E	France	France
	South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
	SPML Land Inc.	55.66%		Philippines	Philippines
	SPWR EW 2013-1, LLC	0.56%		United States	United States
	SPWR MS 2013-1, LLC	27.83%		United States	United States
	SPWR SS 1, LLC	55.66%		United States	United States
	Srec Ne Holdings, LLC	55.66%		United States	United States
	Srec Ne, LLC	55.66%		United States	United States
	SSCA XLI Class B Member, LLC	55.66%		United States	United States
	SSCA XLI Holding Company, LLC	55.66%		United States	United States
	Strata Solar, LLC	55.66%		United States	United States
	SunPower AssetCo, LLC	55.66%		United States	United States
	SunPower Bermuda Holdings	55.66%		Bermuda	Bermuda
	SunPower Bobcat Solar, LLC	55.66%		United States	United States
	SunPower Capital Services, LLC	55.66%		United States	United States
	SunPower Capital, LLC	55.66%		United States	United States
	SunPower Commercial Holding Company IV Parent, LLC	55.66%		United States	United States
	SunPower Commercial Holding Company IV, LLC	55.66%		United States	United States
	SunPower Commercial Holding Company V, LLC	55.66%		United States	United States
	SunPower Commercial Holding Company VI, LLC	55.66%		United States	United States
	Sunpower Commercial St Revolver, LLC	55.66%		United States	United States
	SunPower Corp Israel Limited	55.66%		Israel	Israel
	SunPower Corporation	55.66%		United States	United States
	SunPower Corporation (Switzerland) S.A.R.L.	55.66%		Switzerland	Switzerland
	SunPower Corporation Australia PTY Limited	55.66%		Australia	Australia
	SunPower Corporation Limited	55.66%		Hong Kong	Hong Kong
	SunPower Corporation Mexico, S. de R.L. de C.V.	55.66%		Mexico	Mexico
	SunPower Corporation Southern Africa (PTY) Limited	55.66%		South Africa	South Africa
	SunPower Corporation SPA	55.66%		Chile	Chile
	SunPower Corporation UK Limited	55.66%		United Kingdom	United Kingdom
	SunPower Corporation, Systems	55.66%		United States	United States
	SunPower DevCo, LLC	55.66%		United States	United States
	SunPower Development Company	55.66%		United States	United States
	SunPower Energía SPA	55.66%		Chile	Chile
	SunPower Energy Corporation Limited	55.66%		Hong Kong	United States
	SunPower Energy Solutions France S.A.S.	55.66%		France	France
	SunPower Energy Systems Canada Corporation	55.66%		Canada	Canada
	SunPower Energy Systems Korea	55.66%		South Korea	South Korea
	SunPower Energy Systems Singapore PTE Limited	55.66%		Singapore	Singapore
	SunPower Energy Systems Southern Africa (PTY) Limited	55.66%		South Africa	South Africa
	SunPower Energy Systems Spain, SL	55.66%		Spain	Spain
	SunPower Engineering and Construction of Energy Production and Trade (Turkey)	55.66%		Turkey	Turkey
	SunPower Foundation	55.66%		United States	United States
	SunPower GmbH	55.66%		Germany	Germany
	SunPower Helix I, LLC	55.66%		United States	United States
	SunPower HoldCo, LLC	55.66%		United States	United States
	SunPower Italia S.R.L.	55.66%		Italy	Italy
	SunPower Japan KK	55.66%		Japan	Japan
	SunPower Malaysia Manufacturing Sdn. Bhd.	55.66%		Malaysia	Malaysia
	SunPower Malta Limited	55.66%		Malta	Malta
	SunPower Manufacturing (PTY) Limited	55.66%		South Africa	South Africa
	SunPower Manufacturing Corporation Limited	55.66%		Hong Kong	United States
	SunPower Manufacturing de Vernejoul	55.66%		France	France
	SunPower Muhendislik Insaat Enerji Üretim ve Ticaret A.S	55.66%		Turkey	Turkey
	SunPower Nanao Parent, LLC	55.66%		United States	United States
	SunPower Netherlands B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 1 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 2 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 3 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 4 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 5 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 6 B.V.	55.66%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 7 B.V.	55.66%		Netherlands	Netherlands
	Sunpower Netherlands Hold Company 8 B.V.	55.66%		Netherlands	United States
	SunPower Netherlands Holdings B.V.	55.66%		Netherlands	Netherlands
	Sunpower North America Manufacturing, LLC	55.66%		United States	United States
	SunPower North America, LLC	55.66%		United States	United States
	SunPower NY CDG 1,LLC	55.66%		United States	United States
	SunPower Osato Parent, LLC	55.66%		United States	United States
	SunPower Philippines Limited - Regional Operating Headquarters	55.66%		Cayman Islands	Philippines
	SunPower Philippines Manufacturing Limited	55.66%		Cayman Islands	Philippines
	SunPower Revolver HoldCo I Parent, LLC	55.66%		United States	United States
	SunPower Revolver HoldCo I, LLC	55.66%		United States	United States
	SunPower Solar Energy Technology (Tianjin) Corporation, Limited	55.66%		China	China
	SunPower Solar India Private Limited	55.66%		India	India
	SunPower Solar Malaysia Sdn. Bhd.	55.66%		Malaysia	Malaysia
	SunPower Systems Belgium SPRL	55.66%		Belgium	Belgium
	SunPower Systems International Limited	55.66%		Hong Kong	United States
	SunPower Systems Mexico S. de R.L. de C.V.	55.66%		Mexico	Mexico
	SunPower Systems S.A.R.L.	55.66%		Switzerland	Switzerland
	SunPower Technologies France S.A.S.	55.66%		France	France
	Sunpower Technologies, Inc.	55.66%		United States	United States
	SunPower Technology Limited	55.66%		Cayman Islands	Cayman Islands
	SunPower YC Holdings LLC	55.66%		United States	United States
	Sunrise 3, LLC	55.66%		United States	United States
	Sunstrong Capital Holdings, LLC	55.66%	E	United States	United States
	Sunzil	50.00%	E	France	France
	Sunzil Caraibes	50.00%	E	France	France
	Sunzil Mayotte S.A.S.	50.00%	E	France	France
	Sunzil Ocean Indien	50.00%	E	France	France
	Sunzil Pacific	50.00%	E	France	France
	Sunzil Polynésie	50.00%	E	France	France
	Sunzil Polynésie Services	50.00%	E	France	France
	Sunzil Services Caraibes	50.00%	E	France	France
	Sunzil Services Ocean Indien	50.00%	E	France	France
	Swingletree Operations, LLC	55.66%		United States	United States
	Tadiran Batteries GmbH	100.00%		Germany	Germany
	Tadiran Batteries Limited	100.00%		Israel	Israel
	TEMASOL	55.66%		Morocco	Morocco
	Tenesol Venezuela	55.66%		Venezuela	Venezuela
	Thezan Solar	100.00%		France	France
	Toitures Capiscol	100.00%		France	France
	Torimode (PTY) Limited	55.66%		South Africa	South Africa
	Toriprox (PTY) Limited	55.66%		South Africa	South Africa
	Torisol (PTY) Limited	55.66%		South Africa	South Africa
	Total Abengoa Solar Emirates Investment Company B.V.	50.00%	E	Netherlands	United Arab Emirates
	Total Energie Do Brasil	55.66%		Brazil	Brazil
	Total Energie Gas GmbH	100.00%		Germany	Germany
	Total Énergie Gaz	100.00%		France	France
	TOTAL ENERGY SERVICES	100.00%		France	France
	Total Energy Ventures Europe	100.00%		France	France
	Total Energy Ventures International	100.00%		France	France
	Total Eren Holding	33.86%	E	France	France
	Total Gas & Power Actifs Industriels	100.00%		France	France
	Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
	Total Gas & Power Brazil	100.00%		France	France
	Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power North America Inc.	100.00%		United States	United States
	Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Thailand	100.00%		France	France
	Total Gas Pipeline USA Inc.	100.00%		United States	United States
	Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
	Total Gasandes	100.00%		France	France
	Total Gaz Electricité Holdings France	100.00%		France	France
	Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Ventures USA, Inc.	100.00%		United States	United States
	Total Solar	100.00%		France	France
	Total Solar International	100.00%		France	France
	Total Solar Latin America SPA	100.00%		Chile	Chile
	TOTAL SPRING FRANCE	100.00%		France	France
	Total SunPower Energia S.A.	55.66%		Chile	Chile
	Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
	Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
	Toul Power	100.00%		France	France
	Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
	Valorene	66.00%		France	France
	Vandenberg Solar I, LLC	55.66%		United States	United States
	Vega Solar 1 S.A.P.I. de C.V.	55.66%		Mexico	United States
	Vega Solar 2 S.A.P.I. de C.V.	55.66%		Mexico	United States
	Vega Solar 3 S.A.P.I. de C.V.	55.66%		Mexico	United States
	Vega Solar 4 S.A.P.I. de C.V.	55.66%		Mexico	United States
	Vega Solar 5 S.A.P.I. de C.V.	55.66%		Mexico	United States
	Vent De Thierache 01	51.00%		France	France
	Vent De Thierache 02	51.00%		France	France
	Vent De Thierache 03	100.00%		France	France
	Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
	Vertigo	25.00%	E	France	France
	Whippletree Solar, LLC	55.66%		United States	United States
	White Wolf Solar, LLC	55.66%		United States	United States
	Wood Draw Solar LLC	55.66%		United States	United States
	Yfrégie	100.00%		France	France
	Zeeland Solar B.V.	100.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Bayport Polymers LLC	100.00%		United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	China
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	Espa S.A.R.L.	100.00%		France	France
	Ethylène Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	FINA Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International SPA	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aéronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Automotive Systems Company, Limited	100.00%		China	China
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Palamos	100.00%		Spain	Spain
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
	Hutchinson Porto Tubos Flexiveis Ltda	100.00%		Portugal	Portugal
	Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson Rubber Products Private Limited Inde	100.00%		France	India
	Hutchinson S.A.	100.00%		France	France
	Hutchinson S.N.C.	100.00%		France	France
	Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
	Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
	Hutchinson Sales Corporation	100.00%		United States	United States
	Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
	Hutchinson Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson SRO	100.00%		Czech Republic	Czech Republic
	Hutchinson Stop - Choc GmbH & CO. KG	100.00%		Germany	Germany
	Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
	Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
	Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
	Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
	Industrielle Desmarquoy S.N.C.	100.00%		France	France
	Jéhier S.A.S.	99.89%		France	France
	JPR S.A.S.	100.00%		France	France
	KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
	Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
	Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
	LaPorte Pipeline Company LP	20.16%	E	United States	United States
	LaPorte Pipeline GP LLC	19.96%	E	United States	United States
	Le Joint Francais S.N.C.	100.00%		France	France
	Legacy Site Services LLC	100.00%		United States	United States
	Les Stratifiés S.A.S.	100.00%		France	France
	Lone Wolf Land Company	100.00%		United States	United States
	LSS Funding Inc.	100.00%		United States	United States
	Machen Land Limited	100.00%		United Kingdom	United Kingdom
	Mapa - Spontex Inc.	100.00%		United States	United States
	Naphtachimie	50.00%		France	France
	Novogy, Inc.	100.00%		United States	United States
	Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
	Pamargan (Malta) Products Limited	100.00%		Malta	Malta
	Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
	Paulstra S.N.C.	100.00%		France	France
	Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
	Polyblend GmbH	68.00%		Germany	Germany
	Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
	Qatofin Company Limited	49.09%	E	Qatar	Qatar
	Résilium	100.00%		Belgium	Belgium
	Retia	100.00%		France	France
	Retia USA LLC	100.00%		United States	United States
	San Jacinto Rail Limited	17.00%	E	United States	United States
	Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
	Sealants Europe	34.00%	E	France	France
	SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
	Société Béarnaise De Gestion Industrielle	100.00%		France	France
	Société du Pipeline Sud-Européen	35.14%	E	France	France
	Stillman Seal Corporation	100.00%		United States	United States
	Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
	Techlam S.A.S.	100.00%		France	France
	Total Activités Maritimes	100.00%		France	France
	Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
	Total Deutschland GmbH (c)	100.00%		Germany	Germany
	Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
	Total Energy Marketing A/S	100.00%		Denmark	Denmark
	Total European Trading	100.00%		France	France
	Total Laffan Refinery	100.00%		France	France
	Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
	Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies USA, Inc.	100.00%		United States	United States
	Total Olefins Antwerp	100.00%		Belgium	Belgium
	Total Opslag En Pijpleiding Nederland NV	100.00%		Netherlands	Netherlands
	Total PAR LLC	100.00%		United States	United States
	Total Petrochemicals (China) Trading Company, Limited	100.00%		China	China
	Total Petrochemicals (Foshan) Limited	100.00%		China	China
	Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
	Total Petrochemicals (Ningbo) Limited	100.00%		China	China
	Total Petrochemicals (Shangai) Limited	100.00%		China	China
	Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
	Total Petrochemicals Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals France	100.00%		France	France
	Total Petrochemicals Iberica	100.00%		Spain	Spain
	Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
	Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
	Total Polymers Antwerp	100.00%		Belgium	Belgium
	Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
	Total Raffinage France	100.00%		France	France
	Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
	Total Refining & Chemicals	100.00%		France	France
	Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
	Total Research & Technology Feluy	100.00%		Belgium	Belgium
	Total Splitter USA Inc	100.00%		United States	United States
	Total Trading and Marketing Canada LP	100.00%		Canada	Canada
	Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
	Total Trading Canada Limited	100.00%		Canada	Canada
	Total Trading Products S.A.	100.00%		Switzerland	Switzerland
	TOTSA Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
	Totseanergy	49.00%	E	Belgium	Belgium
	Transalpes S.N.C.	67.00%		France	France
	Trans-Ethylène	99.98%		France	France
	Tssa Total Storage & Services S.A.	100.00%		Switzerland	Switzerland
	Vibrachoc SAU	100.00%		Spain	Spain
	Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		Switzerland	Switzerland
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	Caldeo	100.00%		France	France
	Charvet La Mure Bianco	100.00%		France	France
	Clean Energy	25.00%	E	United States	United States
	Compagnie Pétrolière de l'Ouest - CPO	100.00%		France	France
	CPE Énergies	100.00%		France	France
	Cristal Marketing Egypt	80.78%		Egypt	Egypt
	DCA-MORY-SHIPP	100.00%		France	France
	Egedis	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Gapco Uganda Limited	100.00%		Uganda	Uganda
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		Mauritius	Mauritius
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Pitpoint B.V.	100.00%		Netherlands	Netherlands
	Pitpoint Cng B.V.	100.00%		Netherlands	Netherlands
	Produits Pétroliers Stela	99.99%		France	France
	Quimica Vasca S.A. Unipersonal	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Société des transports pétroliers par pipeline	35.50%	E	France	France
	Société d'exploitation de l'usine de Rouen	98.98%		France	France
	Société mahoraise de stockage de produits pétroliers	100.00%		France	France
	Société Urbaine des Pétroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	South Asia LPG Private Limited	50.00%	E	India	India
	Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Spéciaux	100.00%		France	France
	Total Africa S.A.	100.00%		France	France
	Total Aviation & Export Limited	100.00%		Zambia	Zambia
	Total Belgium	100.00%		Belgium	Belgium
	Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Burkina	100.00%		Burkina Faso	Burkina Faso
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Cameroun	67.01%		Cameroon	Cameroon
	Total Caraïbes	100.00%		France	France
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Congo	100.00%		Republic of the Congo	Republic of the Congo
	Total Corse	100.00%		France	France
	Total Côte D'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
	Total Denmark A/S	100.00%		Denmark	Denmark
	Total Egypt	80.78%		Egypt	Egypt
	Total España S.A.	100.00%		Spain	Spain
	Total Especialidades Argentina	98.78%		Argentina	Argentina
	Total Ethiopia	100.00%		Ethiopia	Ethiopia
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Fuels Wuhan Company Limited	100.00%		China	China
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Guadeloupe	100.00%		France	France
	Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
	Total Guinée	100.00%		Guinea	Guinea
	Total Holding Asie	100.00%		France	France
	Total Holding India	100.00%		France	France
	Total Italia	100.00%		Italy	Italy
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Kenya	93.96%		Kenya	Kenya
	Total Liban	100.00%		Lebanon	Lebanon
	Total Liberia Inc.	100.00%		Liberia	Liberia
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Algérie	78.90%		Algeria	Algeria
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
	Total Mali	100.00%		Mali	Mali
	Total Marine Fuels	100.00%		Singapore	Singapore
	Total Marketing Egypt	80.78%		Egypt	Egypt
	Total Marketing France	100.00%		France	France
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
	Total Marketing Services	100.00%		France	France
	Total Marketing Tchad	100.00%		Chad	Chad
	Total Marketing Uganda	100.00%		Uganda	Uganda
	Total Maroc	55.00%		Morocco	Morocco
	Total Mauritius	55.00%		Mauritius	Mauritius
	Total Mayotte	100.00%		France	France
	Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
	Total Mineralol GmbH	100.00%		Germany	Germany
	Total Mozambique	100.00%		Mozambique	Mozambique
	Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
	Total Nederland NV	100.00%		Netherlands	Netherlands
	Total Niger S.A.	100.00%		Niger	Niger
	Total Nigeria PLC	61.72%		Nigeria	Nigeria
	Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
	Total Oil India Private Limited	100.00%		India	India
	Total Outre-Mer	100.00%		France	France
	Total Pacifique	100.00%		France	France
	Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
	Total Petroleum (Shanghai) Company Limited	100.00%		China	China
	Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
	Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
	Total Philippines Corporation	51.00%	E	Philippines	Philippines
	Total Polska	100.00%		Poland	Poland
	Total Polynésie	99.81%		France	France
	Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total Réunion	100.00%		France	France
	Total Romania S.A.	100.00%		Romania	Romania
	Total Sénégal	69.14%		Senegal	Senegal
	Total Singapore Shared Services Pte Limited	100.00%		Singapore	Singapore
	Total Sinochem Fuels Company Limited	49.00%	E	China	China
	Total Sinochem Oil Company Limited	49.00%	E	China	China
	Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
	Total Specialties USA Inc.	100.00%		United States	United States
	Total Supply MS S.A.	100.00%		Switzerland	Switzerland
	Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
	Total Tanzania Limited	100.00%		Tanzania	Tanzania
	Total Tianjin Manufacturing Company Limited	77.00%		China	China
	Total Togo	76.72%		Togo	Togo
	Total Tunisie	100.00%		Tunisia	Tunisia
	Total Turkey Pazarlama	100.00%		Turkey	Turkey
	Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
	Total Uganda Limited	100.00%		Uganda	Uganda
	Total UK Limited	100.00%		United Kingdom	United Kingdom
	Total Ukraine LLC	100.00%		Ukraine	Ukraine
	Total Union Océane	100.00%		France	France
	Total Vietnam Limited	100.00%		Vietnam	Vietnam
	Total Vostok	100.00%		Russia	Russia
	Total Zambia	100.00%		Zambia	Zambia
	Total Zimbabwe Limited	80.00%		Zimbabwe	Zimbabwe
	Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
	Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
	V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Etmofina	100.00%		Belgium	Belgium
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Société Civile Immobilière CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Développement Régional S.A.S.	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance international B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Global Services Bucharest	99.01%		Romania	Romania
	Total Global Services Philippines	100.00%		Philippines	Philippines
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (c)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (c)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.A.	—		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom

* After the closing of the transaction described in the note 2.3 of the Notes to the Consolidated Financial Statements.

(a)	% of control different from % of interest: 49%.
(b)	% of control different from % of interest: 20.02%.
(c)	Multi-segment entities.